Income Taxes - Components of Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current income tax provision
Federal					$ 10,074	$ 2,797
State					265	129
Foreign					135
Total current income tax provision					10,474	2,926
Deferred income tax provision (benefit)
Federal					(5,861)
State					(5,328)
Foreign						7
Total deferred income tax provision (benefit)					(11,189)	7
Total income tax provision (benefit)	$ 2,219	$ 2,716	$ 3,796	$ 4,779	$ (715)	$ 2,933